15. Non-financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-financial Assets And Liabilities
Cost of interest	$ 22,996	$ 17,754
Cost of service for the current year	99,697	47,641
Past service cost	0	37,719
Expense recognized during the year	$ 122,693	$ 103,114